MFS(R) EMERGING OPPORTUNITIES FUND

                           MFS(R) LARGE CAP VALUE FUND

           Supplement dated September 1, 2001 as revised June 7, 2002 to the Current Prospectus

This Supplement describes the funds' class I shares, and it supplements certain information in the funds' Prospectus dated September 1, 2001. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

     You may purchase class I shares only if you are an eligible investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

       Performance Table. The "Performance Table" is not included for MFS Emerging Opportunities Fund because the fund has not had a full calendar year of investment operations. The "Performance Table" is intended to indicate some of the risks of investing in a fund by showing changes in the fund's performance over time. Each table is supplemented as follows:


Average Annual Total Returns as of December 31, 2000.

       MFS Large Cap Value Fund                                      1 Year                 Life*
       ------------------------                                      ------                 -----

       Class I shares                                                21.43%                16.60%
       Russell 1000 Value Index+**                                    7.01%                 2.13%
       Average large cap value fund++                                 1.62%                 2.18%

-------------------------
+    Source: Standard & Poor's Micropal, Inc.
++   Source: Lipper Inc.
* Fund performance figures are for the period from the commencement of the fund's investment operations on May 4, 1999, through December 31, 2000. Index and Lipper average returns are from May 1, 1999.
** The Russell 1000 Value Index is a broad-based, unmanaged index, which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates relative to the companies in the Russell 1000 Growth Index.
@ The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index composed of all publicly issued obligations of the U.S. Treasury and government agencies, all corporate debt guaranteed by the U.S. government, all fixed-rate nonconvertible investment-grade domestic corporate debt, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA).

MFS Large Cap Fund commenced investment operations on May 4, 1999, with the offering of class A shares and subsequently offered class I shares on May 5, 1999.


2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of each fund. The table is supplemented as follows:

                                                                                                         Class I
        Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
            of offering price).................................................................           None
        Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
            price or redemption proceeds, whichever is less)...................................           None

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

                                                                     MFS Emerging           MFS Large Cap
                                                                  Opportunities Fund         Value Fund

Management Fees.........................................                0.75%                   0.75%
Distribution and Service (12b-1) Fees...................                N/A                      N/A
Other Expenses..........................................                2.70%                   4.94%
                                                                        -----                   -----
Total Annual Fund Operating Expenses....................                3.45%                   5.69%
    Expense Reimbursement...............................               (2.42)%(1)              (4.65)%(1)
                                                                       ----------              ----------
    Net Expenses........................................                1.03%(3)                1.04%(3)

-----------------------

(1) MFS has contractually agreed, subject to reimbursement, to bear the fund's expenses such that "Other Expenses" do not exceed 0.25% annually. This contractual fee arrangement will continue until at least September 1, 2002, unless changed with the consent of the board of trustees which oversees the fund.

(2) MFS has contractually agreed to waive its management fee and to bear the fund's "Other Expenses" (after taking into account the expense offset arrangement described below). These contractual arrangements will continue until at least September 1, 2002, unless changed with the consent of the board of trustees which oversees the fund.

(3) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and may enter into other similar arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Net Expenses" would be 1.00% for MFS Emerging Opportunities Fund and MFS Large Cap Value Fund class I shares.

         Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The table is supplemented as follows:

              Share Class                            Year 1          Year 3         Year 5         Year 10
              -----------                            ------          ------         ------         -------
              Class I shares
              Emerging Opportunities Fund             $105           $ 834          $1,585          $3,568
              Large Cap Value Fund                    $106           $1,281         $2,440          $5,267

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible investors may purchase class I shares:

o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates; and

o any fund distributed by MFS Fund Distributors ("MFD"), if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds.

In addition, MFD, at its sole discretion, may accept investments from other purchasers not listed above.

In no event will a fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the funds' policies, disqualify the purchaser as an eligible investor in class I shares.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.


5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand each fund's financial performance. It is supplemented as follows:

MFS Emerging Opportunities Fund - Class I Shares

                                                                              Period Ended April 30, 2001+
Per share data (for a share outstanding throughout the period):
Net asset value - beginning of period                                                   $ 10.00
                                                                                        -------
Income from investment operations# -
    Net investment lossss.                                                              $ (0.04)
    Net realized and unrealized loss on investments
      and foreign currency                                                                (1.50)
                                                                                      ----------
         Total from investment operations                                               $ (1.54)
                                                                                        --------
From net realized gain on investments and foreign
    currency transactions                                                               $ (0.67)
                                                                                        --------
      Total distributions declared to shareholders
Net asset value - end of period                                                         $  7.79
                                                                                        -------
Total return                                                                             (16.13)%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                                             1.03%+
    Net investment income                                                                 (0.36)%+
Portfolio turnover                                                                           169%
Net assets at end of period (000 Omitted)                                                    $795

ss. Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                                      $ (0.30)
Ratios (to average net assets):
    Expenses##                                                                              3.45%+
    Net investment loss                                                                    (2.77)% +

+ For the period from the inception of class I shares, June 1, 2000 through April 30, 2001.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.

MFS Large Cap Value Fund - Class I Shares

                                                                          Year Ended              Period Ended
                                                                        April 30, 2001          April 30, 2000*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                      $ 10.28                    $ 10.00
                                                                           -------                    -------
Income from investment operations# -
    Net investment incomess.                                              $   0.20                    $  0.11
    Net realized and unrealized gain on investments and
      and foreign currency                                                    1.53                       0.72
                                                                          --------                   --------
        Total from investment operations                                  $   1.73                    $  0.83
                                                                          --------                    -------
Less distributions declared to shareholders -
    From net investment income                                             $ (0.14)                   $ (0.07)
    From net realized gain on investment and foreign
      currency transactions                                                  (0.74)                     (0.48)
                                                                         ----------                 ----------
        Total distributions declared to shareholders                       $ (0.88)                   $ (0.55)
                                                                           --------                   --------
Net asset value - end of period                                            $ 11.13                    $ 10.28
                                                                           -------                    -------
Total return                                                                 17.14%                      8.65%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                                1.04%                      1.04%+
    Net investment income                                                     1.83%                      1.12%+
Portfolio turnover                                                              67%                        100%
Net assets at end of period (000 Omitted)                                  $   --+++                  $    --+++

ss. Subject to reimbursement by the fund, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                       $ (0.31)                    $(0.59)
Ratios (to average net assets):
    Expenses##                                                               5.69%                      7.74%+
    Net investment loss                                                     (2.83)%                    (5.58)% +

* For the period from the inception of class I shares, May 5, 1999, through April 30, 2000.
+    Annualized.
++   Not annualized.
+++ Class I net assets were less than $500. # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from certain expense offset arrangements.


    The date of this Supplement is September 1, 2001 as revised June 7, 2002.